UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Mortgage Total Return Fund
Class 1 [SGVSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$37	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$328,983,635
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	412
Portfolio Turnover Rate	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Mortgage Total Return Fund	PAGE 1	7711-STSR-0826

Western Asset Mortgage Total Return Fund
Class A [SGVAX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$50	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$328,983,635
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	412
Portfolio Turnover Rate	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Mortgage Total Return Fund	PAGE 1	7117-STSR-0826

Western Asset Mortgage Total Return Fund
Class C [LWMSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$328,983,635
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	412
Portfolio Turnover Rate	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Mortgage Total Return Fund	PAGE 1	7062-STSR-0826

Western Asset Mortgage Total Return Fund
Class C1 [SGSLX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$87	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$328,983,635
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	412
Portfolio Turnover Rate	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Mortgage Total Return Fund	PAGE 1	7212-STSR-0826

Western Asset Mortgage Total Return Fund
Class I [SGSYX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$34	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$328,983,635
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	412
Portfolio Turnover Rate	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Mortgage Total Return Fund	PAGE 1	7458-STSR-0826

Western Asset Mortgage Total Return Fund
Class IS [LMBSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$328,983,635
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	412
Portfolio Turnover Rate	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Mortgage Total Return Fund	PAGE 1	7206-STSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Mortgage Total Return Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 77.7%
FHLMC — 4.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 9/1/41	$1,909,970	$1,709,574
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,016,321	853,369
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	569,629	532,424
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/49- 5/1/53	389,822	379,431
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/50	143,133	128,489
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.409%	11/1/47	194,448	201,648 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.622%)	3.728%	2/1/50	297,846	305,931 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.009%	11/1/48	1,208,738	1,224,380 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	3,101,551	3,007,577
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	6,904,635	6,217,113
Total FHLMC				14,559,936
FNMA — 48.9%
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	2,154,528	1,850,416
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	5,572,237	4,699,266
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 5/1/43	2,728,527	2,640,983
Federal National Mortgage Association (FNMA)	2.000%	8/1/42- 3/1/51	16,539,661	14,340,427
Federal National Mortgage Association (FNMA)	3.000%	2/1/43- 4/1/43	2,877,922	2,606,087
Federal National Mortgage Association (FNMA)	5.000%	11/1/45	2,388,267	2,422,314
Federal National Mortgage Association (FNMA)	3.500%	12/1/46- 3/1/57	3,210,487	2,957,349
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	$1,950,817	$1,882,589
Federal National Mortgage Association (FNMA)	2.500%	7/1/55	11,900,000	9,944,867 (b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/55	8,200,000	7,440,859 (b)
Federal National Mortgage Association (FNMA)	4.000%	7/1/55	2,000,000	1,869,526 (b)
Federal National Mortgage Association (FNMA)	2.000%	7/1/56	9,500,000	7,588,080 (b)
Federal National Mortgage Association (FNMA)	3.000%	7/1/56	15,200,000	13,254,875 (b)
Federal National Mortgage Association (FNMA)	4.500%	7/1/56	11,100,000	10,635,187 (b)
Federal National Mortgage Association (FNMA)	5.000%	7/1/56	25,900,000	25,452,866 (b)
Federal National Mortgage Association (FNMA)	5.500%	7/1/56	25,500,000	25,585,463 (b)
Federal National Mortgage Association (FNMA)	6.000%	7/1/56	18,900,000	19,323,456 (b)
Federal National Mortgage Association (FNMA)	6.500%	7/1/56	6,200,000	6,414,046 (b)
Total FNMA				160,908,656
GNMA — 24.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	430,628	395,641
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,471,901	1,356,384
Government National Mortgage Association (GNMA)	4.000%	3/15/50	49,868	46,799
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	3,824,983	3,566,930
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 2/20/50	3,214,317	2,922,227
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 7/20/50	673,528	641,350
Government National Mortgage Association (GNMA) II	5.000%	9/20/49- 1/20/53	843,210	844,871
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	5,529,743	4,876,167
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	$486,794	$412,877
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	273,276	220,821
Government National Mortgage Association (GNMA) II	2.000%	7/1/56	7,800,000	6,391,088 (b)
Government National Mortgage Association (GNMA) II	2.500%	7/1/56	8,900,000	7,600,461 (b)
Government National Mortgage Association (GNMA) II	3.000%	7/1/56	7,400,000	6,568,656 (b)
Government National Mortgage Association (GNMA) II	4.500%	7/1/56	8,200,000	7,877,430 (b)
Government National Mortgage Association (GNMA) II	5.000%	7/1/56	12,900,000	12,719,873 (b)
Government National Mortgage Association (GNMA) II	5.500%	7/1/56	14,000,000	14,070,984 (b)
Government National Mortgage Association (GNMA) II	6.000%	7/1/56	6,800,000	6,943,398 (b)
Government National Mortgage Association (GNMA) II	6.500%	7/1/56	2,400,000	2,486,632 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.772%)	5.559%	6/20/60	391,211	399,744 (a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.092%)	4.882%	8/20/58	245	249 (a)
Total GNMA				80,342,582

Total Mortgage-Backed Securities (Cost — $260,495,686)				255,811,174
Collateralized Mortgage Obligations(c) — 58.6%
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. Term SOFR + 3.127%)	6.739%	9/15/34	2,500,000	2,455,188 (a)(d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.154%	7/20/46	51,361	45,404 (a)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	6.973%	12/15/36	250,000	243,312 (a)(d)
BANK, 2021-BN32 XA, IO	0.811%	4/15/54	5,724,858	151,753 (a)
BAY Trust, 2026-MDWS D (1 mo. Term SOFR + 3.191%)	6.791%	6/15/41	1,200,000	1,199,998 (a)(d)
BDS LLC, 2026-FL17 D (1 mo. Term SOFR + 2.250%)	5.889%	5/19/43	1,250,000	1,251,569 (a)(d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.162%	4/15/54	$16,162,069	$620,213 (a)
BF Mortgage Trust, 2019-NYT C (1 mo. Term SOFR + 1.997%)	5.623%	12/15/35	1,500,000	1,401,375 (a)(d)
BFLD Commercial Mortgage Trust, 2024- UNIV E (1 mo. Term SOFR + 3.640%)	7.265%	11/15/41	1,170,000	1,174,461 (a)(d)
BMP Commercial Mortgage Trust, 2024- MF23 E (1 mo. Term SOFR + 3.389%)	7.014%	6/15/41	1,420,000	1,423,268 (a)(d)
BRAVO Residential Funding Trust, 2024- NQM5 A3	6.158%	6/25/64	567,779	569,420 (d)
BRES Commercial Mortgage Trust, 2025- ATCAP F (1 mo. Term SOFR + 5.189%)	8.814%	11/15/42	1,250,000	1,246,531 (a)(d)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.271%	4/15/34	750,000	684,671 (a)(d)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.970%	8/13/41	880,000	831,018 (a)(d)
BX Commercial Mortgage Trust, 2025- SPOT E (1 mo. Term SOFR + 3.690%)	7.316%	4/15/40	1,178,635	1,182,426 (a)(d)
BX Commercial Mortgage Trust, 2026- CSMO D (1 mo. Term SOFR + 2.450%)	6.075%	2/15/43	840,000	850,762 (a)(d)
BX Commercial Mortgage Trust, 2026- VLT9 E (1 mo. Term SOFR + 4.250%)	7.875%	3/15/45	780,000	783,063 (a)(d)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	6.515%	6/15/41	1,151,400	1,137,900 (a)(d)
CEDR Commercial Mortgage Trust, 2022- SNAI D (1 mo. Term SOFR + 2.376%)	6.001%	2/15/39	2,250,000	2,215,609 (a)(d)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	72,079,007	642,678 (a)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.106%	4/10/48	1,000,000	895,481 (a)
CONE Commercial Mortgage Trust, 2026- DFW3 E	8.103%	5/15/43	1,000,000	1,009,748 (a)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	90,859	90,325
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.338%	8/15/48	811,312	786,619 (a)
DGWD Trust, 2025-INFL E (1 mo. Term SOFR + 4.000%)	7.625%	8/15/35	1,250,000	1,248,724 (a)(d)
Dwight Issuer LLC, 2026-FL2 D (1 mo. Term SOFR + 2.750%)	6.350%	1/18/44	1,200,000	1,200,732 (a)(d)(e)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.225%	10/15/42	866,820	874,182 (a)(d)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	$2,400,000	$54,428 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN7 B1 (30 Day Average SOFR + 8.850%)	12.478%	9/25/43	1,600,000	1,852,137 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2026-MN14 B1 (30 Day Average SOFR + 4.300%)	7.890%	6/25/46	1,500,000	1,509,490 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.507%	7/25/30	1,058,277	48,582 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K132 X1, IO	0.603%	8/25/31	11,304,344	248,500 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K141 X1, IO	0.407%	2/25/32	34,098,577	556,404 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.404%	3/25/32	17,031,020	261,915 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.451%	4/25/55	66,045,386	1,210,678 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K148 X1, IO	0.391%	7/25/32	25,430,897	392,595 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.421%	4/25/33	21,009,312	381,643 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.694%	3/25/28	4,572,372	38,670 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1510 X1, IO	0.634%	1/25/34	39,440,500	1,012,189 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.621%	5/25/35	4,269,577	428,197 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	$1,990,635	$329,328
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,629,442	3,071,168
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,039	2,141,589
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	2.493%	7/15/48	840,314	97,986 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	267,313	233,330
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	2.343%	5/15/49	1,114,492	110,416 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	2.308%	10/25/49	2,245,974	273,109 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,568,271	2,674,415
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	829,505	193,659
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4981 YI, IO	4.500%	6/25/50	4,504,323	1,043,865
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,833,106	2,387,097
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	1,789,010	259,561
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	9,208,141	1,360,898
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	4,647,875	552,110
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5056 PI, IO, PAC	2.500%	12/25/50	2,472,399	327,319
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	1,756,325	274,384
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	998,108	165,426
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	3,964,316	548,142
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	4,594,617	469,891
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	$14,834,766	$2,386,607
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	6,297,811	843,334
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	1,868,930	228,313
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	6,475,377	836,489
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	6,070,776	818,804
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	6,576,794	927,350
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	772,620	111,817
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,390,245	577,720
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,350,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,114,877
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	4,795,014	974,711
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	3,786,812	453,566
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,382,163	169,825
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,121,189
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	1,879,862	321,154
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	837,646	174,111
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.128%	9/25/54	287,490	289,556 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.928%	12/25/54	283,001	285,321 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	4,253,058	804,000
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	$4,369,380	$680,957 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.542%	9/25/55	6,821,315	799,779 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	671,789	620,654 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	42,781,725	175,063 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.105%	9/25/47	1,788,410	1,309,420 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.492%	5/25/43	1,014,338	1,178,287 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.092%	1/25/48	1,405,000	1,657,110 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.242%	9/25/49	860,000	967,386 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.578%	2/25/45	600,000	601,984 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.165%	6/25/29	8,499,202	187,689 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.890%	1/25/29	5,629,708	189,216 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.529%	4/25/32	39,270,343	597,223 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.702%	1/25/37	4,838,748	363,901 (a)
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.726%	8/25/39	151,459	151,130 (a)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	$397,778	$399,615
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	133,026	15,759
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	91,812	93,499
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.810%	1/25/38	146,125	179,714 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	106,485	113,738
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	118,034	123,519
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	721,908	735,913
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	2.021%	8/25/44	576,752	42,598 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	3,098,426	355,277
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,053,975	602,656
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,070,314	989,640
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,510,800	1,811,370
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	2.258%	10/25/49	2,866,246	307,475 (a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,352,861	839,256
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,359,887	168,589
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	2,006,941	122,352
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	446,272	76,036
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,635,596	257,515
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	4,539,911	643,017
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	595,274	88,922
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	$1,643,451	$202,114
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	6,843,187	923,958
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	4,685,024	643,735
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	2,997,408	408,867
Federal National Mortgage Association (FNMA) REMIC, 2021-51 IJ, IO, PAC	2.500%	8/25/51	2,039,694	270,185
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	9,182,513	1,229,324
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	646,197	87,020
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	4,997,830	742,557
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	905,010	130,671
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	692,612	85,790
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	10,320,767	1,774,669
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	1,683,340	268,924
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	7,016,618	5,305,892
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	618,742	583,819
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	9,153,190	1,255,442
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,008,792	159,111
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	1,974,819	324,585
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	4,688,425	780,288
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,523,040	283,821
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	3,665,028	814,346
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	4.403%	2/20/60	$127,238	$127,479 (a)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.559%	11/16/47	6,461,199	126,055 (a)
Government National Mortgage Association (GNMA), 2013-82 TI, IO, PAC	3.500%	5/20/43	4,589,404	566,673
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.985%	9/16/51	1,503,386	24,022 (a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	636,245	127,615
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.586%	9/16/55	898,203	20,587 (a)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	567,151	90,225
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,410,572	270,833
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,918,396
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.589%	10/16/58	6,899,443	229,039 (a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	2,492,342	473,424
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.489%	7/16/58	300,268	7,441 (a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.616%	3/16/60	1,309,518	49,157 (a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	2.446%	10/20/48	1,646,790	161,500 (a)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	701,849	670,356
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	538,882	483,361
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,286,003	440,008
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,550,264	528,133 (a)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.809%	4/16/62	6,247,238	356,209 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	$371,626	$71,558
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	160,966	31,702
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	865,009	158,960
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,004,519	180,581
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.163%	4/16/62	12,545,865	1,001,593 (a)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.903%	5/16/60	5,145,162	308,485 (a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,188,235	764,039
Government National Mortgage Association (GNMA), 2020-117 IO, IO	0.854%	5/16/62	11,752,722	699,610 (a)
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	1,878,931	276,867
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	3,363,518	497,582
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	116,354	16,439
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,292,325	714,956
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,027,676	119,529
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,388,930	567,880
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	4.361%	1/20/70	446,526	447,349 (a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.912%	4/1/70	6,717,720	288,896 (a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	4.261%	7/20/70	47,553	47,447 (a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	4.211%	7/20/70	736,286	730,926 (a)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.111%	1/16/61	1,067,717	84,654 (a)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	$606,372	$593,743
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,088,755	807,362
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,778,713	2,053,205
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	911,846	894,168
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,429,245	270,590 (a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.878%	10/16/62	4,416,617	273,410 (a)
Government National Mortgage Association (GNMA), 2021-97 TI, IO, PAC	3.000%	8/20/50	8,761,551	1,202,003
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	2,381,297	406,833
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	6,499,052	1,180,991
Government National Mortgage Association (GNMA), 2021-128 IO, IO	0.992%	6/16/61	1,172,232	73,317 (a)
Government National Mortgage Association (GNMA), 2021-139 IE, IO	3.500%	8/20/51	2,549,050	461,881
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,015,084	635,453
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	6,267,571	903,777
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,211,951	614,849
Government National Mortgage Association (GNMA), 2021-177 GI, IO, PAC	2.500%	10/20/51	2,087,249	291,357
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.916%	11/16/63	2,201,043	150,199 (a)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,554,864	686,307
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,093,779	569,688
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,959,552	906,377 (a)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	431,935 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	$1,200,000	$1,102,008
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,569,070
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,774,300	4,096,397
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,837,794	2,186,756
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,957,099	97,708 (a)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.609%	9/16/63	7,718,699	337,974 (a)
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,655,569	342,499
Government National Mortgage Association (GNMA), 2024-175 CS, IO (-1.000 x 30 Day Average SOFR + 6.020%)	2.411%	10/20/54	10,241,881	790,658 (a)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.341%	3/20/55	8,693,024	737,837 (a)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	10/20/55	14,386,025	1,308,606 (a)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.565%	10/15/42	1,000,000	997,018 (a)(d)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	2,015,000	2,060,399 (a)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	8.372%	11/15/32	1,070,000	1,060,594 (a)(d)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.236%	5/12/53	16,821,881	597,692 (a)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.062%	5/25/62	1,405,991	1,228,859 (a)(d)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.163%	4/25/36	742,118	650,374 (a)(d)
INCREF LLC, 2026-FL2 D (1 mo. Term SOFR + 2.600%)	6.270%	12/19/43	1,504,000	1,509,252 (a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	398,951
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	$1,004,399	$881,186 (a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.571%	6/13/52	13,121,233	414,354 (a)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	19,357,855	586,024 (a)(d)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.326%	5/25/54	31,786,923	605,131 (a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	948,599	900,018 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	3.973%	4/25/46	207,185	195,940 (a)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.378%	2/18/40	470,000	470,296 (a)(d)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.127%	2/18/40	410,000	408,976 (a)(d)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.289%	2/19/37	1,100,000	1,098,969 (a)(d)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,172,652 (d)
MLTI Trust, 2026-SF75 E (1 mo. Term SOFR + 3.250%)	6.875%	3/15/36	1,560,000	1,567,729 (a)(d)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.189%	12/15/38	2,000,000	1,843,338 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	3.903%	6/25/36	28,036	5,366 (a)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.242%	3/25/50	2,250,000	2,332,979 (a)(d)
Multifamily CAS Trust, 2023-01 B1 (30 Day Average SOFR + 9.750%)	13.378%	11/25/53	1,500,000	1,809,808 (a)(d)
Multifamily CAS Trust, 2025-01 B1 (30 Day Average SOFR + 5.200%)	8.828%	5/25/55	625,000	661,507 (a)(d)
Multifamily Trust, 2016-1 B	0.000%	4/25/46	287,368	278,761 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,450,000	953,811 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	799,231 (a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	282,221	273,047 (a)(d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
New Residential Mortgage Loan Trust, 2017-1A B6	5.235%	2/25/57	$916,281	$853,890 (a)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 A2	7.101%	3/25/39	1,455,000	1,455,000 (d)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	732,228	731,692 (d)
NYC Commercial Mortgage Trust, 2025- 28L F	8.401%	11/5/38	350,000	350,800 (a)(d)
NYC Commercial Mortgage Trust, 2025- 28L G	9.631%	11/5/38	1,000,000	994,579 (a)(d)
NYC Commercial Mortgage Trust, 2026- 1325 E	8.497%	5/9/41	800,000	830,068 (a)(d)
OBX Trust, 2024-NQM1 A1	5.928%	11/25/63	2,252,259	2,255,337 (d)
ONNI Commercial Mortgage Trust, 2024- APT D	7.237%	7/15/39	1,200,000	1,219,655 (a)(d)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,195,526	1,204,891 (d)
RIDE, 2025-SHRE D	6.972%	2/14/47	370,000	373,068 (a)(d)
SLG Office Trust, 2026-OMA F	8.186%	4/15/41	1,200,000	1,206,398 (a)(d)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	6.976%	1/15/39	1,400,000	1,395,463 (a)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,490,000	1,068,640 (a)(d)
Starwood Retail Property Trust, 2014- STAR C	6.750%	11/15/27	2,324,000	69,720 (a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.123%	7/25/46	48,366	43,477 (a)
SWCH Commercial Mortgage Trust, 2025- DATA E (1 mo. Term SOFR + 3.340%)	6.966%	2/15/42	2,250,000	2,230,927 (a)(d)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	400,000	319,821 (a)(d)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,655,717 (a)(d)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	317,384	319,543 (d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.044%	6/25/33	10,274	10,308 (a)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.594%	4/15/54	11,955,046	620,559 (a)

Total Collateralized Mortgage Obligations (Cost — $205,468,445)				192,864,878
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — 17.6%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	$1,077,639	$1,082,785 (d)
AB Issuer LLC, 2026-1A A2	6.405%	4/30/56	1,170,000	1,178,360 (d)
Aligned Data Centers Issuer LLC, 2026-1A B	6.688%	6/15/56	1,200,000	1,205,109 (d)(e)
ALTDE Trust, 2026-1A B	6.252%	4/15/51	1,135,449	1,123,347 (d)
Applebee’s Funding LLC/IHOP Funding LLC, 2025-1A A2	6.720%	6/7/55	760,000	759,170 (d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	1,421,327	1,365,866 (d)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,230,000	1,244,859 (d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.425%	1/20/38	790,000	797,701 (a)(d)
Bayview Opportunity Master Fund LLC, 2024-EDU1 D (30 Day Average SOFR + 2.750%)	6.378%	6/25/47	1,335,549	1,360,855 (a)(d)
Bayview Opportunity Master Fund LLC, 2025-EDU1 D (30 Day Average SOFR + 2.250%)	5.878%	7/27/48	1,697,241	1,699,732 (a)(d)
Blue Stream Issuer LLC, 2024-1A C	8.710%	11/20/54	1,500,000	1,563,146 (d)
CF Hippolyta Issuer LLC, 2022-1A A1	5.970%	8/15/62	761,043	763,768 (d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,201,372	1,112,302 (d)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	380,334	354,179 (d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	816,005	748,106 (d)
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	1,000,000	1,004,314 (d)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,615,634	1,313,827 (d)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	486,120	363,465 (d)
Goodgreen Trust, 2022-1A C	7.010%	10/15/56	75,078	71,710 (d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	541,526 (d)
Hardee’s Funding LLC, 2020-1A A2	3.981%	12/20/50	1,890,000	1,834,072 (d)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,808,893 (d)
Hertz Vehicle Financing LLC, 2026-1A D	7.910%	11/25/30	1,300,000	1,303,594 (d)
Hotwire Funding LLC, 2024-1A C	9.188%	6/20/54	750,000	775,163 (d)
Huntington Bank Auto Credit-Linked Notes, 2024-2 D (30 Day Average SOFR + 4.000%)	7.609%	10/20/32	746,792	745,400 (a)(d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.109%	3/21/33	$644,779	$638,271 (a)(d)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,522,038	1,336,858 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	843,947	806,793 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,041,287	1,016,695 (d)
MACH Cayman Ltd., 2019-1 A	3.474%	10/15/39	111,143	110,487 (d)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	895,289	724,662 (d)
National Collegiate Student Loan Trust, 2006-4 B (1 mo. Term SOFR + 0.454%)	4.103%	5/25/32	2,200,000	1,245,500 (a)
Nelnet Student Loan Trust, 2025-DA D	5.860%	8/20/54	1,800,000	1,755,716 (d)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	663,455	663,604 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.015%	1/20/38	900,000	860,683 (a)(d)
Pear LLC, 2024-1 A	6.950%	2/15/36	498,276	498,519 (d)
Phantom Aviation, 2026-1A B	6.027%	1/15/51	1,034,522	1,008,878 (d)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	954,281 (d)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.263%	3/25/37	993,666	797,809 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,250,741	1,261,849 (d)
Renew Financial, 2024-1A M	7.506%	11/20/59	1,102,455	1,092,613 (d)
Renew Financial, 2024-2A B	8.223%	11/20/60	719,421	717,356 (d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,865,325	1,891,190 (d)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,368,500	1,373,171 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	444,953	452,085 (d)
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	857,646	864,738 (d)
SMB Private Education Loan Trust, 2015-C R	8.388%	9/18/46	2,751	811,318 (d)(f)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,866,709 (d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	2,263,423	1,964,020 (d)
SMB Private Education Loan Trust, 2022-A D	4.750%	11/16/54	1,228,201	1,172,307 (d)
Sotheby’s Artfi Master Trust, 2026-1A D	5.540%	6/20/33	1,220,000	1,217,991 (d)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	3.983%	2/25/36	$1,346,128	$22,062 (a)(d)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	1,857,603	1,809,494 (d)
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	625,003	575,553 (d)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	1,170,000	1,150,994 (d)
Trinitas CLO Ltd., 2022-19A D1R (3 mo. Term SOFR + 2.950%)	6.625%	10/20/33	830,000	832,738 (a)(d)
Wave LLC, 2019-1 A	3.597%	9/15/44	242,225	238,106 (d)

Total Asset-Backed Securities (Cost — $63,627,628)				57,854,299
			Face Amount
Corporate Bonds & Notes — 2.1%
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	$260,000	260,847 (d)

Consumer Discretionary — 1.1%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	650,000	639,879 (d)
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp. Ltd., Senior Notes	5.125%	5/1/29	900,000	899,038 (d)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,176,000 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	838,302 (d)
Total Hotels, Restaurants & Leisure				2,913,340

Total Consumer Discretionary				3,553,219
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,100,000	1,072,438
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	930,000	873,489 (d)

Total Energy				1,945,927
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	400,000	394,672 (d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	$690,000	$649,723 (d)

Total Financials				1,044,395
Health Care — 0.1%
Health Care Providers & Services — 0.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	270,000	265,784 (d)

Total Corporate Bonds & Notes (Cost — $7,038,695)				7,070,172
			Shares
Preferred Stocks — 1.4%
Financials — 1.4%
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		76,437	1,907,103 (a)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		61,325	1,388,398 (a)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.340%		52,662	1,185,949 (a)

Total Preferred Stocks (Cost — $4,435,062)				4,481,450
		Maturity Date	Face Amount
Senior Loans — 0.2%
Information Technology — 0.2%
Software — 0.2%
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%) (Cost — $504,970)	8.120%	11/6/31	$510,000	520,957 (a)(g)(h)(i)
Total Investments before Short-Term Investments (Cost — $541,570,486)				518,602,930
			Shares
Short-Term Investments — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,619,864)	3.577%		1,619,864	1,619,864 (j)(k)
Total Investments — 158.1% (Cost — $543,190,350)				520,222,794
Liabilities in Excess of Other Assets — (58.1)%				(191,239,159)
Total Net Assets — 100.0%				$328,983,635

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

 Western Asset Mortgage Total Return Fund
††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $191,939,326.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Rate shown is the current yield based on income received over the trailing twelve months.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount and market value of unfunded commitments totaled
$328,868 and $335,933, respectively.

(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,619,864 and the cost was $1,619,864 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Mortgage Total Return Fund
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Long-Term Bonds	41	9/26	$4,633,999	$4,653,500	$19,501
Contracts to Sell:
3-Month SOFR	206	3/27	49,895,351	49,419,400	475,951
U.S. Treasury 2-Year Notes	226	9/26	46,545,086	46,586,016	(40,930)
U.S. Treasury 5-Year Notes	296	9/26	31,656,120	31,685,876	(29,756)
					405,265
Net unrealized appreciation on open futures contracts					$424,766

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$8,500,000	6/25/31	3.980% annually	Daily SOFR Compound annually	$(33,347)	$(18,509)	$(14,838)
	6,000,000	5/26/36	4.160% annually	Daily SOFR Compound annually	(79,524)	(172)	(79,352)
Total	$14,500,000				$(112,871)	$(18,681)	$(94,190)

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $541,570,486)	$518,602,930
Investments in affiliated securities, at value (Cost — $1,619,864)	1,619,864
Foreign currency, at value (Cost — $103,426)	97,727
Cash	1,058,634
Receivable for sales of TBA securities	26,026,328
Interest receivable	1,977,020
Deposits with brokers for open futures contracts	782,557
Receivable for securities sold	518,238
Deposits with brokers for centrally cleared swap contracts	191,000
Receivable from brokers — net variation margin on open futures contracts	70,528
Receivable from brokers — net variation margin on centrally cleared swap contracts	59,781
Receivable for Fund shares sold	32,591
Principal paydown receivable	31,594
Dividends receivable from affiliated investments	4,444
Prepaid expenses	45,175
Total Assets	551,118,411
Liabilities:
Payable for purchases of TBA securities	217,958,428
Payable for securities purchased	3,286,515
Payable for Fund shares repurchased	518,455
Investment management fee payable	135,401
Service and/or distribution fees payable	60,559
Distributions payable	13,893
Trustees’ fees payable	38
Accrued expenses	161,487
Total Liabilities	222,134,776
Total Net Assets	$328,983,635
Net Assets:
Par value (Note 7)	$396
Paid-in capital in excess of par value	502,104,554
Total distributable earnings (loss)	(173,121,315)
Total Net Assets	$328,983,635
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2026
Net Assets:
Class 1	$12,614,533
Class A	$289,398,703
Class C	$1,216,468
Class C1	$25,023
Class I	$22,560,813
Class IS	$3,168,095
Shares Outstanding:
Class 1	1,516,584
Class A	34,839,399
Class C	146,423
Class C1	3,023
Class I	2,703,631
Class IS	379,536
Net Asset Value:
Class 1 (and redemption price)	$8.32
Class A (and redemption price)	$8.31
Class C*	$8.31
Class C1*	$8.28
Class I (and redemption price)	$8.34
Class IS (and redemption price)	$8.35
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$8.63

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$10,079,460
Dividends from unaffiliated investments	170,096
Dividends from affiliated investments	43,333
Total Investment Income	10,292,889
Expenses:
Investment management fee (Note 2)	843,333
Service and/or distribution fees (Notes 2 and 5)	375,234
Transfer agent fees (Notes 2 and 5)	258,829
Registration fees	42,071
Fund accounting fees	35,440
Audit and tax fees	25,196
Shareholder reports	12,618
Legal fees	10,897
Trustees’ fees	5,928
Custody fees	2,909
Commitment fees (Note 9)	1,453
Insurance	1,174
Miscellaneous expenses	7,573
Total Expenses	1,622,655
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,486)
Net Expenses	1,621,169
Net Investment Income	8,671,720
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,325,625)
Futures contracts	296,800
Swap contracts	(91,311)
Net Realized Loss	(2,120,136)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,274,038)
Futures contracts	535,929
Swap contracts	(94,190)
Foreign currencies	(2,788)
Change in Net Unrealized Appreciation (Depreciation)	(835,087)
Net Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(2,955,223)
Increase in Net Assets From Operations	$5,716,497
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$8,671,720	$17,480,973
Net realized loss	(2,120,136)	(16,428,389)
Change in net unrealized appreciation (depreciation)	(835,087)	26,164,385
Increase in Net Assets From Operations	5,716,497	27,216,969
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,592,445)	(17,879,382)
Decrease in Net Assets From Distributions to Shareholders	(8,592,445)	(17,879,382)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,342,182	25,208,594
Reinvestment of distributions	8,485,995	17,583,591
Cost of shares repurchased	(39,914,188)	(75,474,289)
Decrease in Net Assets From Fund Share Transactions	(21,086,011)	(32,682,104)
Decrease in Net Assets	(23,961,959)	(23,344,517)
Net Assets:
Beginning of period	352,945,594	376,290,111
End of period	$328,983,635	$352,945,594
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.39	$8.18	$8.31	$8.36	$10.06	$10.25
Income (loss) from operations:
Net investment income	0.22	0.42	0.40	0.38	0.29	0.13
Net realized and unrealized gain (loss)	(0.07)	0.22	(0.13)	(0.05)	(1.64)	(0.03)
Total income (loss) from operations	0.15	0.64	0.27	0.33	(1.35)	0.10
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.40)	(0.38)	(0.35)	(0.29)
Total distributions	(0.22)	(0.43)	(0.40)	(0.38)	(0.35)	(0.29)
Net asset value, end of period	$8.32	$8.39	$8.18	$8.31	$8.36	$10.06
Total return[3]	1.83%	7.95%	3.37%	4.15%	(13.60)%	1.03%
Net assets, end of period (000s)	$12,615	$13,009	$13,957	$15,214	$16,756	$21,899
Ratios to average net assets:
Gross expenses	0.73%[4]	0.72%	0.72%	0.71%	0.69%	0.66%
Net expenses[5,6]	0.73 [4]	0.72	0.72	0.71	0.69	0.66
Net investment income	5.37 [4]	5.03	4.79	4.57	3.18	1.28
Portfolio turnover rate[7]	306%	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 206%, 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.38	$8.16	$8.30	$8.35	$10.05	$10.24
Income (loss) from operations:
Net investment income	0.21	0.40	0.37	0.36	0.27	0.10
Net realized and unrealized gain (loss)	(0.07)	0.22	(0.13)	(0.05)	(1.64)	(0.02)
Total income (loss) from operations	0.14	0.62	0.24	0.31	(1.37)	0.08
Less distributions from:
Net investment income	(0.21)	(0.40)	(0.38)	(0.36)	(0.33)	(0.27)
Total distributions	(0.21)	(0.40)	(0.38)	(0.36)	(0.33)	(0.27)
Net asset value, end of period	$8.31	$8.38	$8.16	$8.30	$8.35	$10.05
Total return[3]	1.70%	7.67%	3.10%	3.88%	(13.84)%	0.77%
Net assets, end of period (millions)	$289	$306	$322	$365	$404	$520
Ratios to average net assets:
Gross expenses	1.00%[4]	0.98%	0.98%	0.96%	0.95%	0.93%
Net expenses[5,6]	1.00 [4]	0.98	0.98	0.96	0.95	0.93
Net investment income	5.11 [4]	4.76	4.53	4.31	2.92	1.03
Portfolio turnover rate[7]	306%	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 206%, 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.38	$8.17	$8.30	$8.35	$10.05	$10.24
Income (loss) from operations:
Net investment income	0.18	0.34	0.32	0.29	0.20	0.03
Net realized and unrealized gain (loss)	(0.07)	0.22	(0.12)	(0.03)	(1.64)	(0.02)
Total income (loss) from operations	0.11	0.56	0.20	0.26	(1.44)	0.01
Less distributions from:
Net investment income	(0.18)	(0.35)	(0.33)	(0.31)	(0.26)	(0.20)
Total distributions	(0.18)	(0.35)	(0.33)	(0.31)	(0.26)	(0.20)
Net asset value, end of period	$8.31	$8.38	$8.17	$8.30	$8.35	$10.05
Total return[3]	1.36%	6.96%	2.43%	3.19%	(14.42)%	0.07%[4]
Net assets, end of period (000s)	$1,216	$1,300	$1,925	$2,921	$4,861	$9,514
Ratios to average net assets:
Gross expenses	1.66%[5]	1.65%	1.63%	1.64%	1.62%	1.62%
Net expenses[6,7]	1.66 [5]	1.65	1.63	1.63	1.62	1.61
Net investment income	4.44 [5]	4.13	3.85	3.55	2.20	0.30
Portfolio turnover rate[8]	306%	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.03)% for the year ended December 31, 2021.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 206%, 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.35	$8.14	$8.28	$8.34	$10.06	$10.25
Income (loss) from operations:
Net investment income	0.18	0.33	0.31	0.29	0.14	0.03
Net realized and unrealized gain (loss)	(0.07)	0.22	(0.13)	(0.03)	(1.63)	(0.02)
Total income (loss) from operations	0.11	0.55	0.18	0.26	(1.49)	0.01
Less distributions from:
Net investment income	(0.18)	(0.34)	(0.32)	(0.32)	(0.23)	(0.20)
Total distributions	(0.18)	(0.34)	(0.32)	(0.32)	(0.23)	(0.20)
Net asset value, end of period	$8.28	$8.35	$8.14	$8.28	$8.34	$10.06
Total return[3]	1.31%	6.86%	2.17%	3.18%	(14.92)%	0.11%[4]
Net assets, end of period (000s)	$25	$31	$29	$44	$61	$498
Ratios to average net assets:
Gross expenses	2.94%[5]	2.39%	2.30%	2.32%	2.60%	1.58%
Net expenses[6,7]	1.75 [5]	1.75	1.75	1.75	2.18	1.57
Net investment income	4.35 [5]	3.98	3.74	3.50	1.48	0.27
Portfolio turnover rate[8]	306%	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.01% for the year ended December 31, 2021.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 206%, 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.42	$8.20	$8.34	$8.39	$10.09	$10.28
Income (loss) from operations:
Net investment income	0.23	0.42	0.40	0.38	0.29	0.13
Net realized and unrealized gain (loss)	(0.09)	0.23	(0.13)	(0.04)	(1.64)	(0.02)
Total income (loss) from operations	0.14	0.65	0.27	0.34	(1.35)	0.11
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.41)	(0.39)	(0.35)	(0.30)
Total distributions	(0.22)	(0.43)	(0.41)	(0.39)	(0.35)	(0.30)
Net asset value, end of period	$8.34	$8.42	$8.20	$8.34	$8.39	$10.09
Total return[3]	1.74%	8.14%	3.30%	4.20%	(13.51)%	0.96%
Net assets, end of period (000s)	$22,561	$29,311	$31,518	$56,520	$75,811	$125,664
Ratios to average net assets:
Gross expenses	0.68%[4]	0.65%	0.66%	0.66%	0.65%	0.64%
Net expenses[5,6]	0.68 [4]	0.65	0.66	0.66	0.65	0.64
Net investment income	5.41 [4]	5.09	4.81	4.56	3.18	1.27
Portfolio turnover rate[7]	306%	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 206%, 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.42	$8.21	$8.34	$8.39	$10.10	$10.29
Income (loss) from operations:
Net investment income	0.23	0.43	0.41	0.39	0.31	0.14
Net realized and unrealized gain (loss)	(0.07)	0.22	(0.12)	(0.04)	(1.66)	(0.02)
Total income (loss) from operations	0.16	0.65	0.29	0.35	(1.35)	0.12
Less distributions from:
Net investment income	(0.23)	(0.44)	(0.42)	(0.40)	(0.36)	(0.31)
Total distributions	(0.23)	(0.44)	(0.42)	(0.40)	(0.36)	(0.31)
Net asset value, end of period	$8.35	$8.42	$8.21	$8.34	$8.39	$10.10
Total return[3]	1.90%	8.08%	3.52%	4.30%	(13.51)%	1.16%
Net assets, end of period (000s)	$3,168	$3,619	$6,727	$11,842	$27,811	$28,952
Ratios to average net assets:
Gross expenses	0.60%[4]	0.58%	0.57%	0.56%	0.56%	0.55%
Net expenses[5,6]	0.60 [4]	0.58	0.57	0.56	0.56	0.54
Net investment income	5.50 [4]	5.17	4.91	4.64	3.36	1.36
Portfolio turnover rate[7]	306%	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 206%, 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$255,811,174	—	$255,811,174
Collateralized Mortgage Obligations	—	192,864,878	—	192,864,878
Asset-Backed Securities	—	57,854,299	—	57,854,299
Corporate Bonds & Notes	—	7,070,172	—	7,070,172
Preferred Stocks	$4,481,450	—	—	4,481,450
Senior Loans	—	520,957	—	520,957
Total Long-Term Investments	4,481,450	514,121,480	—	518,602,930
Short-Term Investments†	1,619,864	—	—	1,619,864
Total Investments	$6,101,314	$514,121,480	—	$520,222,794
Other Financial Instruments:
Futures Contracts††	$495,452	—	—	$495,452
Total	$6,596,766	$514,121,480	—	$520,718,246
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$70,686	—	—	$70,686
Centrally Cleared Interest Rate Swaps††	—	$94,190	—	94,190
Total	$70,686	$94,190	—	$164,876
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2026, the Fund held non-cash collateral for TBA securities from BNP Paribas SA in the amount of $404,263.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(k) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments,

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C1, Class I and Class IS shares did not exceed 1.75%, 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $1,486, which included an affiliated money market fund waiver of $1,337.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class C1
Expires December 31, 2026	$170
Expires December 31, 2027	196
Expires December 31, 2028	149
Total fee waivers/expense reimbursements subject to recapture	$515
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $9,179 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$5,593
CDSCs	1,084
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$40,059,519	$1,596,919,736
Sales	35,269,264	1,544,921,373
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$543,277,440	$9,475,338	$(32,529,984)	$(23,054,646)
Futures contracts	—	495,452	(70,686)	424,766
Swap contracts	(18,681)	—	(94,190)	(94,190)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$495,452

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$70,686
Centrally cleared swap contracts[3]	94,190
Total	$164,876

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$296,800
Swap contracts	(91,311)
Total	$205,489

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$535,929
Swap contracts	(94,190)
Total	$441,739
During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$4,934,468
Futures contracts (to sell)	94,393,401
Average Notional Balance**
Interest rate swap contracts	$3,785,714

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$9,439
Class A	$368,859	236,613
Class C	6,287	493
Class C1	88	208
Class I	—	11,883
Class IS	—	193
Total	$375,234	$258,829
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$50
Class A	1,170
Class C	5
Class C1	149
Class I	99
Class IS	13
Total	$1,486
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class 1	$338,028	$691,695
Class A	7,467,986	15,323,882
Class C	27,627	73,348
Class C1	539	1,259
Class I	669,081	1,572,124
Class IS	89,184	217,074
Total	$8,592,445	$17,879,382
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	40,415	$338,028	83,019	$691,695
Shares repurchased	(74,737)	(625,482)	(239,333)	(1,987,935)
Net decrease	(34,322)	$(287,454)	(156,314)	$(1,296,240)
Class A
Shares sold	1,016,237	$8,490,986	2,483,272	$20,627,083
Shares issued on reinvestment	886,204	7,402,369	1,822,351	15,166,810
Shares repurchased	(3,551,785)	(29,648,333)	(7,270,140)	(60,304,737)
Net decrease	(1,649,344)	$(13,754,978)	(2,964,517)	$(24,510,844)
Class C
Shares sold	3,598	$29,986	5,057	$42,443
Shares issued on reinvestment	3,215	26,864	8,608	71,615
Shares repurchased	(15,502)	(129,564)	(94,227)	(785,679)
Net decrease	(8,689)	$(72,714)	(80,562)	$(671,621)
Class C1
Shares sold	186	$1,548	1,017	$8,372
Shares issued on reinvestment	64	532	150	1,246
Shares repurchased	(922)	(7,751)	(1,003)	(8,144)
Net increase (decrease)	(672)	$(5,671)	164	$1,474
Class I
Shares sold	190,443	$1,597,147	429,587	$3,570,952
Shares issued on reinvestment	75,966	637,407	175,480	1,466,857
Shares repurchased	(1,045,614)	(8,776,343)	(964,580)	(8,022,989)
Net decrease	(779,205)	$(6,541,789)	(359,513)	$(2,985,180)
Class IS
Shares sold	26,450	$222,515	115,751	$959,744
Shares issued on reinvestment	9,624	80,795	22,191	185,368
Shares repurchased	(86,414)	(726,715)	(527,811)	(4,364,805)
Net decrease	(50,340)	$(423,405)	(389,869)	$(3,219,693)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,795,314	$44,650,825	44,650,825	$46,826,275	46,826,275

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$43,333	—	$1,619,864
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $153,041,998, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as
Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Mortgage Total Return Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Mortgage Total Return Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with

Western Asset Mortgage Total Return Fund

sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional U.S. mortgage funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-, 5-, and 10-year periods ended December 31, 2025 was above the median and the Fund’s performance for the 1-year period ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3-, 5-, and 10-year period ended December 31, 2025 and trailed the performance of its benchmark index for the 1-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The
Western Asset Mortgage Total Return Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. mortgage funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Mortgage Total Return Fund

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Western Asset
Mortgage Total Return Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Mortgage Total Return Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Mortgage Total Return Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Mortgage Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90013-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026